UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, 0.87%, 1/25/35	$1,209	$1,136,940
Series 2005-OP2, Class M1, 0.62%, 10/25/35	1,025	902,300
Total Asset-Backed Securities - 1.8%		2,039,240

Corporate Bonds
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc., 2.50%, 9/15/16	2,057	2,085,263

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.1%
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 2.82%, 11/25/33 (a)	133	133,239
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.93%, 11/25/34 (a)	185	182,768
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.46%, 10/25/35 (a)	1,025	945,983

		1,261,990
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	270	72,182
Total Non-Agency Mortgage-Backed Securities - 1.2%		1,334,172

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.4%
Federal Farm Credit Bank, 4.55%, 6/08/20	3,500	3,974,365
Collateralized Mortgage Obligations — 5.9%
Fannie Mae Mortgage-Backed Securities, Series 2014-28, Class BD, 3.50%, 8/25/43	1,679	1,787,555
Ginnie Mae Mortgage-Backed Securities, Series 2006-3, Class C, 5.24%, 4/16/39 (a)	5,034	5,116,017

		6,903,572

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 2.0%
Fannie Mae Mortgage-Backed Securities:
Series 2012-96, Class DI, 4.00%, 2/25/27	$2,028	$193,932
Series 2012-M9, Class X1, 4.19%, 12/25/17 (a)	4,892	319,832
Series 2012-47, Class NI, 4.50%, 4/25/42	1,811	329,687
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class IO, 1.47%, 5/16/46	675	47,609
Series 2009-78, Class SD, 5.98%, 9/20/32	1,839	364,291
Series 2009-116, Class KS, 6.26%, 12/16/39	634	110,501
Series 2011-52, Class NS, 6.46%, 4/16/41	4,916	901,166

		2,267,018
Mortgage-Backed Securities — 62.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	6,876	7,075,364
3.00%, 6/01/42 - 4/01/43	7,736	7,867,075
3.50%, 8/01/26 - 8/01/44	14,988	15,780,681
4.00%, 4/01/24 - 2/01/41	13,620	14,564,839
4.50%, 4/01/39 - 8/01/40	9,139	10,010,309
5.00%, 11/01/33 - 2/01/40	5,193	5,764,554
5.50%, 10/01/23 - 10/01/45 (b)	8,919	9,995,366
6.00%, 2/01/36 - 3/01/38	846	955,325
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	265	286,415
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	7	8,162

		72,308,090
Total U.S. Government Sponsored Agency Securities - 73.6%		85,453,045

U.S. Treasury Obligations
U.S. Treasury Bonds, 4.38%, 5/15/41 (c)	6,000	7,734,372
U.S. Treasury Notes (c):
1.38%, 4/30/20	17,000	17,045,152
1.50%, 5/31/20	7,500	7,565,235
3.13%, 5/15/21	6,500	7,048,269
2.00%, 2/15/25	6,000	5,976,564
Total U.S. Treasury Obligations - 39.1%		45,369,592

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Preferred Securities	Par (000)	Value
Capital Trusts
Diversified Financial Services — 0.4%
ZFS Finance (USA) Trust V, 6.50%, 5/09/37 (a)(d)	$504	$511,812
Electric Utilities — 1.5%
PPL Capital Funding, Inc., 6.70%, 3/30/67 (a)	2,000	1,705,000
Total Capital Trusts – 1.9%		2,216,812

Trust Preferred – 1.7%	Shares
Capital Markets — 1.7%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	80,000	1,986,367
Total Preferred Securities – 3.6%		4,203,179
Total Long-Term Investments (Cost — $136,244,469) — 121.1%		140,484,491

Short-Term Securities	Par (000)
U.S. Treasury Obligations — 3.4%
U.S. Treasury Bills, 0.21%, 2/04/16 (e)	4,000	3,999,668

Money Market Fund – 2.1%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	2,457,011	2,457,011
Total Short-Term Securities (Cost — $6,454,141) — 5.5%		6,456,679

		Value
Total Investments Before TBA Sale Commitments and Options Written (Cost — $142,698,610*) — 126.6%		$146,941,170
TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities (b):
5.50%, 10/1/45	$4,400	(4,914,680)
5.50%, 11/1/45	4,300	(4,799,692)
Total TBA Sale Commitments (Proceeds — $9,721,122) — (8.4)%		(9,714,372)
Options Written (Premiums Received — $421,000) — (0.5)%		(581,531)
Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $132,556,488) — 117.7%		136,645,267
Liabilities in Excess of Other Assets — (17.7)%		(20,531,734)
Net Assets — 100.0%		$116,113,533

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$142,698,610
Gross unrealized appreciation	$5,210,356
Gross unrealized depreciation	(967,796)
Net unrealized depreciation	$4,242,560

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2015 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$(2,789,478)	$3,335
Goldman Sachs & Co.	$(2,121,911)	$2,182
J.P. Morgan Securities Inc.	$111,697	$(37)

(c)	All or a portion of a security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(f)	Represents the current yield as of report date.

(g)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,848,337	608,674	2,457,011	$1,850

Portfolio Abbreviation

IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

Reverse Repurchase Agreements:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.28%	5/18/15	Open	$5,962,500	$5,966,642
Credit Suisse Securities (USA) LLC	0.33%	6/3/15	Open	7,507,500	7,512,755
Deutsche Bank Securities, Inc.	0.15%	6/19/15	Open	3,925,000	3,926,058
Deutsche Bank Securities, Inc.	0.15%	8/25/15	Open	1,985,000	1,985,531
Deutsche Bank Securities, Inc.	0.15%	9/4/15	Open	7,546,875	7,547,837
Total				$26,926,875	$26,938,823
[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

OTC Interest Rate Swaptions Written:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
2-Year Interest Rate Swap	Citibank N.A.	Call	0.82%	Pay	6-Month LIBOR	10/28/15	$35,000	$(55,516)
5-Year Interest Rate Swap	Citibank N.A.	Call	1.48%	Pay	6-Month LIBOR	10/28/15	$40,000	(224,051)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.09%	Pay	6-Month LIBOR	10/28/15	$15,000	(169,927)
30-Year Interest Rate Swap	Citibank N.A.	Call	2.58%	Pay	6-Month LIBOR	10/28/15	$5,000	(132,037)
Total								$(581,531)

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,039,240	—	$2,039,240
Corporate Bonds	—	2,085,263	—	2,085,263
Non-Agency Mortgage-Backed Securities	—	1,334,172	—	1,334,172
U.S. Government Sponsored Agency Securities	—	85,453,045	—	85,453,045
U.S. Treasury Obligations	—	45,369,592	—	45,369,592
Preferred Securities	$1,986,367	2,216,812	—	4,203,179
Short-Term Securities:
U.S. Treasury Obligations	—	3,999,668	—	3,999,668
Money Market Fund	2,457,011	—	—	2,457,011
Liabilities:
Investments:
TBA Sale Commitments	—	(9,714,372)	—	(9,714,372)
Total	$4,443,378	$132,783,420	—	$137,226,798

4	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	—	$(581,531)	—	$(581,531)

[1] Derivative financial instruments are swaptions written, which are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$421,000	—	—	$421,000
Cash pledged for swaps	700,000	—	—	700,000
Foreign currency at value	272	—	—	272
Liabilities:
Reverse repurchase agreements	—	$(26,938,823)	—	(26,938,823)

Total	$1,121,272	$(26,938,823)	—	$(25,817,551)

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 23, 2015